Segments and Related Information - Significant Customers (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2022	Jul. 03, 2021	Jul. 02, 2022	Jul. 03, 2021	Dec. 31, 2021	Dec. 31, 2020
Concentration risk by customer
Revenue	$ 184,222	$ 130,609	$ 332,383	$ 249,722	$ 612,241	$ 656,524
Sales Revenue | Customer concentration risk | AT&T
Concentration risk by customer
Revenue					$ 249,389	$ 356,026
Credit Concentration percentage					41.00%	54.00%
Sales Revenue | Customer concentration risk | Entergy
Concentration risk by customer
Revenue					$ 69,268
Credit Concentration percentage					11.00%
Sales Revenue | Customer concentration risk | T-Mobile
Concentration risk by customer
Revenue					$ 78,442
Credit Concentration percentage					13.00%
Sales Revenue | Customer concentration risk | Verizon
Concentration risk by customer
Revenue					$ 72,584	$ 116,444
Credit Concentration percentage					12.00%	18.00%
Sales Revenue | Customer concentration risk | Total
Concentration risk by customer
Revenue					$ 469,683	$ 472,470
Credit Concentration percentage					77.00%	72.00%